Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021	Aug. 31, 2021	Aug. 31, 2020
Income Statement [Abstract]
Revenues	$ 13,851,883	$ 2,380,974	$ 19,883,033	$ 6,612,374	$ 9,305,255	$ 7,860,567
Cost of revenues	11,443,001	1,100,516	14,991,331	3,769,020	5,482,257	4,802,195
Gross profit	2,408,882	1,280,458	4,891,702	2,843,354	3,822,998	3,058,372
Operating expenses:
Selling expenses	9,802	2,381	36,340	4,226	7,525	4,921
General and administrative expenses	3,601,826	1,680,049	9,542,443	5,324,768	8,089,641	7,286,305
Write down of assets					99,351	29,744
Total operating expenses	3,611,628	1,682,430	9,578,783	5,328,994	8,196,517	7,320,970
Loss from operations	(1,202,746)	(401,972)	(4,687,081)	(2,485,640)	(4,373,519)	(4,262,598)
Non operating income (expense)
Interest income	8,355	8,402	25,233	25,265	45,687	33,627
Interest expense	(513,398)	(21,701)	(1,808,310)	(68,590)	(165,003)	(156,662)
Amortization of debt discount	(2,133,890)		(3,654,752)
Other income (expense)					21,900	(194,055)
Write off of acquisition deposit						(344,521)
Foreign currency transaction gains (losses)	97,654		(303,714)
Total other income (expense)	(2,541,279)	(13,299)	(5,741,543)	(43,325)	(97,416)	(661,611)
Loss before income taxes	(3,744,025)	(415,271)	(10,428,624)	(2,528,965)	(4,470,935)	(4,924,209)
Income tax expense
Net loss	(3,744,025)	(415,271)	(10,428,624)	(2,528,965)	(4,470,935)	(4,924,209)
Net income (loss) attributed to noncontrolling interest	66,029	(4,084)	(6,816)	(6,438)	(8,788)	(9,055)
Net loss attributed to Novo Integrated Sciences, Inc.	(3,810,054)	(411,187)	(10,421,808)	(2,522,527)	(4,462,147)	(4,915,154)
Comprehensive loss:
Net loss	(3,744,025)	(415,271)	(10,428,624)	(2,528,965)	(4,470,935)	(4,924,209)
Foreign currency translation gain	13,711	123,521	24,916	176,349	(208,619)	60,777
Comprehensive loss:	$ (3,730,314)	$ (291,750)	$ (10,403,708)	$ (2,352,616)	$ (4,679,554)	$ (4,863,432)
Weighted average common shares outstanding - basic and diluted	29,817,999	25,298,866	28,498,414	24,192,998	24,774,454	23,034,081
Net loss per common share - basic and diluted	$ (0.13)	$ (0.02)	$ (0.37)	$ (0.10)	$ (0.18)	$ (0.21)